UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/17 (Unaudited)

SENIOR LOANS (86.7%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.2%)

Lions Gate Entertainment Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.239%, 12/8/23	$2,089,815	$2,088,074

		2,088,074
Automotive (0.8%)

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 11/6/24	6,470,000	6,478,088

		6,478,088
Broadcasting (3.3%)

CBS Radio, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.172%, 11/13/24	3,048,118	3,055,738

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.083%, 1/30/19	7,105,000	5,346,513

Sinclair Television Group, Inc. bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 1/3/24	5,428,577	5,421,791

Townsquare Media, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.423%, 4/1/22	2,735,135	2,735,135

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 1/27/24	1,944,702	1,946,322

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 12/27/20	277,437	277,437

Univision Communications, Inc. bank term loan FRN Ser. C5, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 3/15/24	8,112,527	8,056,194

		26,839,130
Building materials (2.0%)

American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 10/31/23	1,990,000	1,997,049

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.083%, 5/5/24	4,890,993	4,918,505

Jeld-Wen, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.333%, 7/1/22	4,297,334	4,322,400

Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.242%, 7/24/24	4,500,000	4,505,625

Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.00%, 7/24/24	500,000	500,625

		16,244,204
Capital goods (9.2%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.452%, 11/10/23	3,690,590	3,690,590

Berry Global, Inc. bank term loan FRN Ser. M, BBA LIBOR USD 3 Month + 2.25%, 3.559%, 10/1/22	2,975,802	2,984,170

Berry Global, Inc. bank term loan FRN Ser. N, BBA LIBOR USD 3 Month + 2.25%, 3.496%, 1/19/24	995,000	997,281

Blount International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.492%, 4/12/23	1,000,000	1,008,750

BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.599%, 4/3/24	6,763,050	6,791,232

Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.766%, 10/17/23	4,838,438	4,853,558

CD&R Waterworks Merger Sub, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.455%, 8/1/24	3,500,000	3,517,500

Clark Equipment Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.833%, 5/12/24	2,761,952	2,772,309

Columbus McKinnon Corp./NY bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.333%, 1/20/24	2,276,826	2,288,210

Consolidated Container Co., LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.85%, 5/22/24	2,000,000	2,007,500

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.388%, 3/31/24	5,096,952	5,128,808

GFL Environmental, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.083%, 9/27/23	4,123,350	4,133,658

Manitowac Foodservice, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.10%, 3/3/23	2,787,718	2,810,368

Plastipak Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.02%, 10/12/24	1,000,000	1,003,750

Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.10%, 2/5/23	3,185,014	3,198,038

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.25%, 2/4/25	635,000	630,238

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.75%, 8/10/24	2,130,000	2,144,644

Signode Industrial Group US, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.092%, 5/1/21	18,056	18,146

Terex Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.583%, 1/31/24	2,985,000	2,993,707

Thermon Industries, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.125%, 10/30/24	2,500,000	2,512,500

TI Group Automotive Systems, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 3.984%, 6/30/22	807,940	810,969

TransDigm, Inc. bank term loan FRN Ser. E, BBA LIBOR USD 3 Month + 3.00%, 4.344%, 5/14/22	8,142,000	8,155,573

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.35%, 11/30/23	4,650,882	4,671,230

Welbilt, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 3.992%, 3/3/23	1,000,000	1,008,125

Wrangler Buyer Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 9/19/24	5,000,000	5,024,105

		75,154,959
Chemicals (5.0%)

Allnex USA, Inc. bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 3.25%, 4.712%, 9/13/23	1,129,241	1,132,064

Allnex USA, Inc. bank term loan FRN Ser. B3, BBA LIBOR USD 3 Month + 3.25%, 4.712%, 9/13/23	850,759	852,886

Alpha 3 BV bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.00%, 4.333%, 1/31/24	3,990,000	4,009,950

Chemours Co. (The) bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 5/12/22	2,428,338	2,449,586

Huntsman International, LLC bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 3.00%, 4.234%, 4/1/23	1,486,201	1,493,632

KMG Chemicals, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.60%, 6/15/24	3,560,000	3,586,700

MacDermid, Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 6/7/23	1,660,807	1,669,111

MacDermid, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 6/7/20	1,500,000	1,509,375

New Arclin US Holding Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.75%, 10.083%, 2/14/25	1,000,000	1,008,750

New Arclin US Holding Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.583%, 2/14/24	1,995,000	2,009,963

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.229%, 7/31/22	2,130,000	2,073,199

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.729%, 7/31/21	3,442,963	3,455,874

Trinseo Materials Operating SCA bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 9/6/24	2,460,000	2,475,375

Tronox Blocked Borrower, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.323%, 9/22/24	1,209,302	1,218,977

Tronox Pigments Holland BV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.323%, 9/22/24	2,790,698	2,813,023

Univar USA, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.838%, 7/1/24	4,421,538	4,433,511

Venator Materials, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.38%, 8/8/24	3,000,000	3,011,250

Zep, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.38%, 8/8/24	2,000,000	2,012,500

		41,215,726
Commercial and consumer services (1.3%)

Garda World Security Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.468%, 5/26/24 (Canada)	3,408,724	3,419,376

Prime Security Services Borrower, LLC bank term loan FRN Class B, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 5/2/22	2,977,556	2,997,095

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.166%, 9/2/21	4,515,396	4,513,387

		10,929,858
Communication services (7.3%)

Altice US Finance I Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 7/14/25	3,985,013	3,942,672

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.30%, 8/4/25	2,007,000	2,057,801

Asurion, LLC bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 8/4/22	1,164,127	1,168,701

Asurion, LLC bank term loan FRN Ser. B5, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 11/3/23	2,437,843	2,446,985

Cable One, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.57%, 5/1/24	2,493,750	2,496,867

CenturyLink, Inc. bank term loan FRN Ser. B, 4.10%, 1/31/25	5,000,000	4,793,750

Charter Communications Operating, LLC bank term loan FRN Class I, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 1/15/24	3,940,000	3,958,057

Cogeco Communications USA II LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.38%, 2.375%, 8/10/24	4,000,000	3,998,332

CSC Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.514%, 6/15/25	4,281,041	4,250,268

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 2.75%, 4.212%, 6/30/19	5,789,628	5,773,707

SFR Group SA bank term loan FRN Ser. B11, BBA LIBOR USD 3 Month + 2.75%, 4.13%, 7/18/25	5,970,000	5,823,735

SFR Group SA bank term loan FRN Ser. B12, BBA LIBOR USD 3 Month + 3.00%, 4.349%, 1/31/26	2,000,000	1,960,000

Sprint Communications, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.625%, 2/2/24	7,462,500	7,458,769

Virgin Media Bristol, LLC bank term loan FRN Ser. K, BBA LIBOR USD 3 Month + 2.50%, 3.75%, 1/15/26	4,000,000	3,997,144

WideOpenWest Finance, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.533%, 8/19/23	5,968,750	5,936,417

		60,063,205
Construction (3.9%)

Associated Asphalt Partners, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 5.25%, 6.60%, 4/5/24	4,987,500	4,538,625

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.063%, 10/1/22	2,940,000	2,954,700

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 2.25%, 1/2/25	5,000,000	5,012,500

Builders FirstSource, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.333%, 2/29/24	5,783,944	5,803,222

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.35%, 10/25/23	4,306,500	3,883,925

HD Supply, Inc. bank term loan FRN Ser. B3, BBA LIBOR USD 3 Month + 2.25%, 3.583%, 8/13/21	1,888,901	1,894,411

HD Supply, Inc. bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 2.50%, 3.833%, 10/17/23	992,500	999,530

Quikrete Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 11/15/23	6,448,763	6,463,092

		31,550,005
Consumer staples (6.9%)

1011778 BC ULC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.593%, 2/17/24	4,964,597	4,961,494

BJ's Wholesale Club, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.742%, 2/3/24	3,980,000	3,910,350

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24	7,980,000	8,008,816

CEC Entertainment, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 2/14/21	4,604,980	4,451,864

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 3.50%, 4.813%, 9/15/20	5,889,315	5,894,840

Del Monte Foods, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 7.25%, 8.69%, 8/18/21	1,000,000	470,000

Diamond (BC) BV bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.423%, 9/6/24	4,000,000	3,997,332

JBS USA, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.764%, 10/30/22	3,980,000	3,894,183

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.85%, 9/7/23	5,999,325	4,469,497

Rite Aid Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 5.96%, 8/21/20	1,900,000	1,902,375

Rite Aid Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.88%, 5.085%, 6/21/21	2,000,000	2,000,000

Weight Watchers International bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.50%, 11/20/24	4,000,000	3,925,068

WKI Holding Co., Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.377%, 5/2/24	3,990,000	3,970,050

Yum! Brands, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.00%, 3.283%, 6/16/23	4,950,125	4,982,301

		56,838,170
Energy (4.3%)

American Energy-Marcellus, LLC bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.485%, 8/4/20 (In default)(NON)	1,747,442	1,310,581

BCP Renaissance Parent, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.38%, 10/31/24	3,000,000	3,028,125

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 10.38%, 11.658%, 12/31/21	1,000,000	1,082,500

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.016%, 11/17/22	3,365,000	3,345,019

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21	6,383,000	6,781,938

Eagleclaw Midstream Ventures, LLC bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.729%, 6/8/24	3,990,000	4,016,601

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.10%, 4/16/21	1,285,000	1,251,269

Medallion Midland Acquisition, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.562%, 10/30/24	5,000,000	5,006,250

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.833%, 12/31/23	6,089,400	6,088,450

Murray Energy Corp. bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 7.25%, 8.583%, 4/17/20	2,475,225	2,185,270

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.33%, 9/27/24	915,000	923,464

		35,019,467
Entertainment (0.8%)

Constellation Merger Sub, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.588%, 9/18/24	4,000,000	4,005,000

Delta 2 Lux Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 2/1/24	1,500,000	1,507,188

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.828%, 8/18/24	720,000	729,720

		6,241,908
Financials (5.1%)

Alliant Holdings I, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.49%, 8/14/22	4,897,490	4,915,512

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.35%, 3/24/25	3,401,861	3,452,889

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.35%, 3/24/24	2,234,962	2,242,646

ESH Hospitality, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 8/30/23	4,098,678	4,105,080

Freedom Mortgage Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 5.50%, 6.956%, 2/23/22	4,443,750	4,499,297

HUB International, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.413%, 10/2/20	4,820,797	4,840,760

iStar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.265%, 10/1/21	2,251,477	2,265,549

LPL Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.652%, 9/21/24	4,487,500	4,491,238

RE/MAX, LLC bank term loan FRN Class B, BBA LIBOR USD 3 Month + 2.75%, 4.083%, 12/15/23	1,980,000	1,997,325

USI, Inc./NY bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 5/16/24	4,000,000	3,988,332

USI, Inc./NY bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.00%, 5/16/24	1,335,000	1,328,882

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.58%, 8/18/23	2,569,050	2,581,895

VICI Properties 1, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/15/22	1,296,805	1,296,264

		42,005,669
Forest products and packaging (1.9%)

Caraustar Industries, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 5.50%, 6.833%, 3/9/22	4,972,506	4,972,506

Coveris Holdings SA bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.583%, 6/26/22	4,220,890	4,215,614

Industrial Container Services bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.88%, 4/28/24	4,235,294	4,235,294

Industrial Container Services bank term loan FRN Ser. DD, BBA LIBOR USD 3 Month + 3.50%, 4.962%, 4/28/24(U)	764,706	764,706

Trident TPI Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.673%, 10/5/24	1,500,000	1,506,563

		15,694,683
Gaming and lottery (5.1%)

Amaya Holdings BV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 8/1/21	2,910,506	2,924,695

Boyd Gaming Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.701%, 9/15/23	2,906,326	2,918,587

CBAC Borrower, LLC bank term loan FRN BBA LIBOR USD 3 Month + 4.00%, 5.35%, 7/7/24	2,000,000	2,016,666

CCM Merger, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 8/9/21	2,233,337	2,239,479

Eldorado Resorts, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.555%, 4/17/24	2,041,363	2,039,662

Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.75%, 5.083%, 2/22/23	3,990,000	4,031,145

Golden Nugget, Inc./NV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.598%, 10/4/23	4,682,638	4,716,086

Greektown Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.10%, 4/25/24	4,987,500	4,992,178

Penn National Gaming, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.25%, 1/19/24	3,980,000	3,993,930

Scientific Games International, Inc. bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 3.25%, 4.657%, 8/14/24	6,640,831	6,699,974

Yonkers Racing Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.60%, 5/31/24	5,036,634	5,036,634

		41,609,036
Health care (8.0%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.25%, 9/26/24	500,000	501,979

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.492%, 4/28/22	4,807,197	4,790,669

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 4.00%, 5.313%, 4/28/22	498,740	499,719

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.796%, 4/21/24	3,898,287	3,889,516

Akorn, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.625%, 4/16/21	4,776,675	4,788,616

CHS/Community Health Systems, Inc. bank term loan FRN Ser. G, BBA LIBOR USD 3 Month + 2.75%, 4.229%, 12/31/19	1,601,924	1,558,982

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, BBA LIBOR USD 3 Month + 3.00%, 4.479%, 1/27/21	4,695,388	4,484,096

Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.625%, 4/27/24	5,586,000	5,616,259

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.452%, 1/31/25	3,980,000	3,989,536

Kinetic Concepts, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.285%, 2/3/24	4,758,075	4,742,611

Multiplan, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.333%, 6/7/23	5,382,594	5,385,479

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.083%, 6/30/21	6,712,218	6,721,656

Pharmaceutical Product Development, LLC bank term loan FRN BBA LIBOR USD 3 Month + 2.75%, 4.091%, 8/18/22	6,204,836	6,211,816

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 5/15/22	4,900,375	4,891,187

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, BBA LIBOR USD 3 Month + 4.75%, 6.00%, 4/1/22	3,113,641	3,155,675

West Street Merger Sub, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 9/27/24	4,000,000	4,020,832

		65,248,628
Leisure (0.6%)

Steinway Musical Instruments, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.13%, 9/19/19	4,798,494	4,714,520

		4,714,520
Lodging/Tourism (3.4%)

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, BBA LIBOR USD 3 Month + 3.00%, 4.10%, 5/8/21	5,184,464	5,181,223

Caesars Resort Collection, LLC bank term loan FRN BBA LIBOR USD 3 Month + 2.75%, 2.75%, 10/2/24	6,000,000	6,024,000

CityCenter Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 4/18/24	5,085,323	5,105,979

Diamond Resorts International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.50%, 5.742%, 9/2/23	4,744,581	4,765,339

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 2.00%, 3.303%, 10/25/23	3,414,394	3,431,466

MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 4/25/23	2,955,000	2,966,610

		27,474,617
Media (0.7%)

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 10/18/19	3,222,304	2,803,404

Nielsen Finance, LLC bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 2.00%, 3.244%, 10/4/23	2,970,075	2,980,800

		5,784,204
Metals (1.5%)

Big River Steel, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 5.00%, 6.333%, 8/23/23	1,000,000	1,017,500

Oxbow Carbon & Minerals, LLC bank term loan FRN BBA LIBOR USD 3 Month + 7.00%, 8.35%, 1/19/20	1,000,000	1,001,250

TMS International Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.246%, 8/14/24	5,000,000	5,012,500

Zekelman Industries, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.073%, 6/14/21	4,936,188	4,960,869

		11,992,119
Retail (3.5%)

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.314%, 7/2/22	4,703,201	3,797,835

Bass Pro Group, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 5.00%, 6.35%, 9/25/24	4,000,000	3,891,248

J. Crew Group, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.22%, 4.49%, 3/5/21	1,683,355	962,319

JC Penney Corp., Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.729%, 6/23/23	2,906,250	2,635,001

Jo-Ann Stores, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.00%, 6.551%, 10/21/23	4,950,000	4,727,250

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.492%, 10/25/20	7,167,222	5,818,394

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.34%, 3/10/22	2,984,694	2,553,158

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 9.85%, 3/19/21	1,823,820	1,769,105

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.85%, 3/19/20	2,422,443	2,341,695

		28,496,005
Technology (9.0%)

Almonde, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 7.25%, 8.729%, 6/13/25	2,000,000	1,991,000

Almonde, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.979%, 6/16/24	1,999,365	1,996,054

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.75%, 11/9/24	5,760,000	5,677,200

Avaya, Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 5.50%, 6.871%, 3/31/18 (In default)(NON)	2,114,363	1,625,416

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.621%, 5/29/20 (In default)(NON)	2,439,547	1,865,492

BMC Software, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.10%, 9/10/22	4,049,142	4,055,722

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.10%, 3/30/25	1,608,000	1,648,200

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.35%, 3/30/24	4,842,321	4,849,381

CommScope, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.00%, 3.379%, 12/29/22	2,948,000	2,952,605

Dell International, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.00%, 3.35%, 9/7/23	6,746,402	6,750,551

Diebold Nixdorf, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.00%, 11/6/23	945,250	946,432

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.563%, 4/26/24	3,935,739	3,937,380

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.563%, 7/10/22	916,192	916,238

Infor US, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.083%, 2/1/22	5,064,380	5,056,783

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.627%, 11/1/24	1,498,000	1,545,280

Kronos, Inc./MA bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.903%, 11/1/23	4,521,887	4,541,878

Micron Technology, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.00%, 3.39%, 4/26/22	1,984,937	1,999,824

ON Semiconductor Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 3/31/23	1,542,783	1,548,568

Rackspace Hosting, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.385%, 11/3/23	7,319,288	7,311,449

Solera, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.60%, 3/3/23	5,945,920	5,972,676

Syniverse Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.333%, 4/23/19	2,365,699	2,325,038

Tempo Acquisition, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.35%, 5/1/24	4,349,100	4,337,140

		73,850,307
Tire and rubber (0.3%)

American Tire Distributors, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.60%, 9/1/21	2,837,393	2,849,806

		2,849,806
Utilities and power (2.6%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.60%, 5/3/20	2,298,000	2,293,979

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, BBA LIBOR USD 3 Month + 2.50%, 3.85%, 1/31/22	2,719,512	2,719,512

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, BBA LIBOR USD 3 Month + 3.25%, 4.60%, 2/7/24	4,084,074	4,105,209

NRG Energy, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.028%, 6/30/23	5,184,375	5,185,790

Vistra Operations Co., LLC bank term loan FRN Class B2, BBA LIBOR USD 3 Month + 2.75%, 4.033%, 12/14/23	2,481,250	2,495,723

Vistra Operations Co., LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 3.50%, 8/4/23	3,386,268	3,399,813

Vistra Operations Co., LLC bank term loan FRN Ser. C, BBA LIBOR USD 3 Month + 2.75%, 4.084%, 8/4/23	778,143	781,257

		20,981,283

Total senior loans (cost $716,389,906)		$709,363,671

CORPORATE BONDS AND NOTES (11.5%)(a)
	Principal amount	Value

Basic materials (0.7%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19	$1,000,000	$1,104,100

ArcelorMittal SA sr. unsec. unsub. notes 6.00%, 3/1/21 (France)	2,000,000	2,157,760

Cemex SAB de CV 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 4.75%, 6.109%, 10/15/18 (Mexico)	600,000	617,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23	1,000,000	1,113,750

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	1,000,000	1,045,000

		6,037,860
Capital goods (1.1%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	686,000	748,598

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	1,000,000	1,106,250

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	680,000	748,136

GFL Environmental, Inc. 144A sr. unsec. notes 9.875%, 2/1/21 (Canada)	1,500,000	1,591,875

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,665,000	1,752,413

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.859%, 7/15/21	3,240,000	3,296,700

		9,243,972
Communication services (0.5%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	1,840,000	1,968,800

DISH DBS Corp. company guaranty sr. unsec. notes 5.875%, 7/15/22	2,000,000	2,057,500

		4,026,300
Conglomerates (0.2%)

General Electric Capital Co. sr. unsec. unsub. FRN Ser. MTN, BBA LIBOR USD 3 Month + 0.38%, 1.771%, 5/5/26	2,000,000	1,928,285

		1,928,285
Consumer cyclicals (2.1%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)	740,000	753,875

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 8.375%, 5/15/18	1,000,000	1,024,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20	1,000,000	988,700

Ford Motor Credit Co., LLC sr. unsec. unsub. FRB BBA LIBOR USD 3 Month + 0.93%, 2.321%, 11/4/19	2,150,000	2,169,092

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.375%, 11/1/18	2,000,000	2,020,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,688,156

Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.75%, 8/15/20	2,000,000	2,032,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	2,611,000	2,630,583

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22	2,880,000	3,038,400

Standard Industries, Inc. 144A sr. unsec. notes 5.125%, 2/15/21	160,000	164,779

		17,510,085
Consumer staples (0.6%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19	3,000,000	2,995,955

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%, 8/10/22	2,000,000	2,021,350

		5,017,305
Energy (1.2%)

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. notes 9.75%, 3/15/19	1,500,000	1,627,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 7.00%, 8/15/21	1,500,000	1,552,500

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20	1,000,000	1,020,000

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21	1,250,000	1,268,750

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	1,000,000	1,035,000

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	1,600,000	1,612,000

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	1,153,000	1,251,005

		9,366,755
Financials (3.5%)

Ally Financial, Inc. company guaranty sr. unsec. notes 4.75%, 9/10/18	2,000,000	2,030,000

Barclays PLC sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 2.11%, 3.52%, 8/10/21 (United Kingdom)	2,000,000	2,098,403

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	502,000	521,678

Citigroup, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 1.43%, 2.911%, 9/1/23	3,000,000	3,080,329

CNO Financial Group, Inc. sr. unsec. unsub. notes 4.50%, 5/30/20	1,000,000	1,027,500

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRB Ser. GMTN, BBA LIBOR USD 3 Month + 1.75%, 3.128%, 10/28/27	3,000,000	3,173,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	1,200,000	1,236,000

iStar, Inc. sr. unsec. unsub. notes 4.625%, 9/15/20(R)	2,000,000	2,030,000

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	3,000,000	3,108,750

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.06%, 2.377%, 9/13/21 (Japan)	3,000,000	3,048,570

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. sub. notes 6.50%, 8/1/18	1,790,000	1,792,238

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19	2,000,000	2,065,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18	1,500,000	1,380,000

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23	99,195	110,354

Wells Fargo & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.34%, 2.827%, 3/4/21	2,000,000	2,059,680

		28,761,902
Health care (0.8%)

Allergan Funding SCS company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.26%, 2.565%, 3/12/20 (Luxembourg)	2,000,000	2,031,228

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	3,000,000	3,217,500

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,000,000	1,050,000

		6,298,728
Technology (0.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)	2,000,000	1,535,000

Avaya, Inc. 144A escrow notes zero %, 5/15/25	1,322,000	1,322,000

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125% 5/1/21(PIK)	1,150,000	1,178,750

		4,035,750
Utilities and power (0.3%)

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.28%, 2.639%, 1/15/23	2,000,000	2,030,035

		2,030,035

Total corporate bonds and notes (cost $93,673,546)		$94,256,977

COMMON STOCKS (0.2%)(a)
	Shares	Value

Caesars Entertainment Corp.(NON)	26,362	$349,297

CHC Group, LLC (acquired 3/23/17, cost $125,976) (Cayman Islands)(NON)(RES)	8,688	60,816

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	68,330

Tribune Media Co. Class 1C(F)	591,290	147,822

Vantage Drilling International (Units)(NON)	5,979	1,165,905

Total common stocks (cost $1,166,424)		$1,792,170

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $333,228) (Cayman Islands)(RES)	$446,795	$589,769

Total convertible bonds and notes (cost $333,228)		$589,769

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 1.23%(AFF)	35,246,734	$35,246,734

Total short-term investments (cost $35,246,734)		$35,246,734

TOTAL INVESTMENTS

Total investments (cost $846,809,838)		$841,249,321

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $818,399,819.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $650,585, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

Short-term investments
	Putnam Short Term Investment Fund*	$72,118,076	$262,133,431	$299,004,773	$345,049	$35,246,734

	Total Short-term investments	$72,118,076	$262,133,431	$299,004,773	$345,049	$35,246,734
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $468,482, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

	Borrower	Unfunded commitments

	Industrial Container Services	$468,482

	Totals	$468,482
At the close of the reporting period, the fund maintained liquid assets totaling $2,094,663 to cover certain derivative contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$349,297	$—	$147,822
Energy	1,165,905	—	—
Transportation	—	60,816	—
Utilities and power	—	68,330	—
Total common stocks	1,515,202	129,146	147,822
Convertible bonds and notes	—	589,769	—
Corporate bonds and notes	—	94,256,977	—
Senior loans	—	709,363,671	—
Short-term investments	35,246,734	—	—

Totals by level	$36,761,936	$804,339,563	$147,822

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018